UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      STANDARD PACIFIC CAPITAL LLC
Address:  101 CALIFORNIA STREET, 36TH FLR
          SAN FRANCISCO, CA 94111

13 File Number: 28-6046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager :

Name:      G. Douglas Dillard, Jr
Title:     Co-Managing Member
Phone:
Signature, Place and Date of Signing:

    G. Douglas Dillard, Jr  February 12, 2013

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    673705



List of Other Included Managers:

 No.  13F File Number     Name

 01   28-6046             STANDARD PACIFIC CAPITAL L.L.C
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
ABERCROMBIE & FITCH CO       COMMON STOCK     002896207    24196    504405 SH       SOLE                  504405         0         0
AMERICAN INTL GROUP INC      COMMON STOCK     026874784    38118   1079824 SH       SOLE                 1079824         0         0
B/E AEROSPACE INC            COMMON STOCK     073302101    45069    912332 SH       SOLE                  912332         0         0
CELANESE CORP DEL            COMMON STOCK     150870103    34777    780989 SH       SOLE                  780989         0         0
CITIGROUP INC                COMMON STOCK     172967424    39394    995800 SH       SOLE                  995800         0         0
COMPANHIA BRASILEIRA DE DIST ADRS STOCKS      20440T201    28968    652583 SH       SOLE                  652583         0         0
EATON CORP PLC               COMMON STOCK     G29183103    39674    732268 SH       SOLE                  732268         0         0
FOCUS MEDIA HLDG LTD         ADRS STOCKS      34415V109     5249    204467 SH       SOLE                  204467         0         0
GENERAL MTRS CO              COMMON STOCK     37045V100    64620   2241429 SH       SOLE                 2241429         0         0
GRUPO TELEVISA SA            ADRS STOCKS      40049J206    25226    949062 SH       SOLE                  949062         0         0
LENNAR CORP                  COMMON STOCK     526057104    40101   1037012 SH       SOLE                 1037012         0         0
LYONDELLBASELL INDUSTRIES N  COMMON STOCK     N53745100    27649    484308 SH       SOLE                  484308         0         0
PULTE GROUP INC              COMMON STOCK     745867101    39908   2197575 SH       SOLE                 2197575         0         0
QUALCOMM INC                 COMMON STOCK     747525103    53356    862533 SH       SOLE                  862533         0         0
RESEARCH IN MOTION LTD       COMMON STOCK     760975102     2140    180299 SH       SOLE                  180299         0         0
TERADYNE INC                 COMMON STOCK     880770102    47306   2800816 SH       SOLE                 2800816         0         0
U S AIRWAYS GROUP INC        COMMON STOCK     90341W108    48840   3617792 SH       SOLE                 3617792         0         0
WHIRLPOOL CORP               COMMON STOCK     963320106    38248    375905 SH       SOLE                  375905         0         0
YANDEX N V                   COMMON STOCK     N97284108    30819   1430792 SH       SOLE                 1430792         0         0
S REPORT SUMMARY                 19 DATA RECORDS             1086105        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED